Leases - Schedule of ROU Assets and Lease Liabilities (Details) - USD ($)	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
ROU Assets:
Operating	$ 1,381,830	$ 2,200,000	$ 0
Financing	984,742		0
Total ROU assets	2,366,572
Current:
Operating	958,992		0
Finance	576,322		399,345	$ 154,839
Noncurrent:
Operating	1,071,677		0
Finance	379,825		$ 437,189	$ 130,153
Total lease liabilities	$ 2,986,816